Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Medical Technology and Devices Portfolio

November 30, 2019

MES-QTLY-0120
1.810698.115

Schedule of Investments November 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
Biotechnology - 1.3%
Biotechnology - 1.3%
Calyxt, Inc. (a)	800,000	$2,944,000
Natera, Inc. (a)	1,246,497	45,484,676
Sarepta Therapeutics, Inc. (a)	340,000	38,246,600
		86,675,276
Health Care Equipment & Supplies - 75.5%
Health Care Equipment - 72.2%
Abbott Laboratories	2,860,000	244,387,000
Atricure, Inc. (a)(b)	2,300,000	68,425,000
Becton, Dickinson & Co.	2,690,000	695,365,000
Boston Scientific Corp. (a)	16,800,000	726,600,000
Danaher Corp. (c)	2,240,000	326,995,200
DexCom, Inc. (a)	520,000	118,201,200
Edwards Lifesciences Corp. (a)	400,000	97,976,000
Fisher & Paykel Healthcare Corp.	5,000,000	71,101,500
Genmark Diagnostics, Inc. (a)	2,190,000	12,220,200
Hologic, Inc. (a)	4,300,000	220,676,000
IDEXX Laboratories, Inc. (a)	100,000	25,158,000
Insulet Corp. (a)	1,200,000	222,840,000
Intuitive Surgical, Inc. (a)	824,000	488,549,600
Masimo Corp. (a)	1,400,000	217,098,000
Medtronic PLC	1,700,000	189,363,000
Nevro Corp. (a)	106,181	11,868,912
Penumbra, Inc. (a)(c)	1,045,700	185,005,244
ResMed, Inc.	800,000	119,680,000
Shockwave Medical, Inc. (a)(c)	643,365	25,194,173
Smith & Nephew PLC sponsored ADR	1,000,000	44,780,000
STERIS PLC	140,000	21,159,600
Stryker Corp.	2,340,000	479,372,400
Tandem Diabetes Care, Inc. (a)	1,000,000	69,030,000
Teleflex, Inc.	118,000	41,694,120
Varian Medical Systems, Inc. (a)	800,000	106,984,000
		4,829,724,149
Health Care Supplies - 3.3%
Align Technology, Inc. (a)	230,000	63,788,200
Haemonetics Corp. (a)	350,000	42,210,000
Nanosonics Ltd. (a)(b)	21,000,000	94,743,348
Quotient Ltd. (a)(c)	2,000,000	17,180,000
		217,921,548

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		5,047,645,697

Health Care Providers & Services - 5.8%
Health Care Services - 1.7%
1Life Healthcare, Inc. (a)(d)(e)	606,058	8,933,295
Cigna Corp.	540,000	107,956,800
		116,890,095
Managed Health Care - 4.1%
Centene Corp. (a)	320,000	19,350,400
HealthEquity, Inc. (a)(c)	700,000	44,023,000
Humana, Inc.	208,000	70,975,840
UnitedHealth Group, Inc.	500,000	139,935,000
		274,284,240

TOTAL HEALTH CARE PROVIDERS & SERVICES		391,174,335

Health Care Technology - 1.1%
Health Care Technology - 1.1%
Castlight Health, Inc. (a)	983,300	1,366,787
Castlight Health, Inc. Class B (a)	5,000,000	6,950,000
Health Catalyst, Inc. (c)	170,000	6,754,100
HTG Molecular Diagnostics (a)(c)	1,810,043	1,194,628
Veeva Systems, Inc. Class A (a)	370,000	55,196,600
		71,462,115
Insurance - 0.8%
Insurance Brokers - 0.8%
eHealth, Inc. (a)(c)	600,000	55,356,000
Life Sciences Tools & Services - 14.1%
Life Sciences Tools & Services - 14.1%
10X Genomics, Inc.	392,772	22,938,278
10X Genomics, Inc. (a)	65,100	4,224,339
Avantor, Inc.	2,000,000	34,260,000
Bruker Corp.	2,700,000	138,213,000
Lonza Group AG	344,000	116,851,613
Thermo Fisher Scientific, Inc.	2,000,000	627,900,000
		944,387,230
Software - 0.4%
Application Software - 0.4%
Benefitfocus, Inc. (a)(c)	997,300	23,915,254
TOTAL COMMON STOCKS
(Cost $4,249,243,433)		6,620,615,907

Convertible Preferred Stocks - 0.2%
Health Care Providers & Services - 0.1%
Health Care Services - 0.1%
1Life Healthcare, Inc. Series G (a)(d)(e)	455,526	6,714,453
Software - 0.1%
Application Software - 0.1%
Outset Medical, Inc.:
Series B (a)(d)(e)	3,307,754	6,450,120
Series D (a)(d)(e)	1,607,717	2,861,736
		9,311,856
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $15,500,004)		16,026,309

Money Market Funds - 4.4%
Fidelity Cash Central Fund 1.61% (f)	74,680,933	74,695,869
Fidelity Securities Lending Cash Central Fund 1.61% (f)(g)	217,290,100	217,311,829
TOTAL MONEY MARKET FUNDS
(Cost $292,007,698)		292,007,698
TOTAL INVESTMENT IN SECURITIES - 103.6%
(Cost $4,556,751,135)		6,928,649,914
NET OTHER ASSETS (LIABILITIES) - (3.6)%		(241,862,690)
NET ASSETS - 100%		$6,686,787,224

Legend

 (a) Non-income producing

 (b) Affiliated company

 (c) Security or a portion of the security is on loan at period end.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $24,959,604 or 0.4% of net assets.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
1Life Healthcare, Inc.	9/28/18	$7,533,301
1Life Healthcare, Inc. Series G	4/10/14	$3,000,003
Outset Medical, Inc. Series B	5/5/15 - 6/5/15	$7,500,001
Outset Medical, Inc. Series D	8/20/18	$5,000,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$997,507
Fidelity Securities Lending Cash Central Fund	790,880
Total	$1,788,387

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Atricure, Inc.	$66,435,200	$6,262,251	$38,113	$--	$(4,279)	$(4,230,059)	$68,425,000
HTG Molecular Diagnostics	6,580,684	--	390,426	--	(7,770,636)	2,775,006	--
Nanosonics Ltd.	57,698,529	7,481,936	2,325,707	--	926,625	30,961,965	94,743,348
Polarityte, Inc.	14,532,000	--	5,341,535	--	(15,579,821)	6,389,356	--
Total	$145,246,413	$13,744,187	$8,095,781	$--	$(22,428,111)	$35,896,268	$163,168,348

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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